Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2011
Registrant Name	dei_EntityRegistrantName	RBB FUND INC
Central Index Key	dei_EntityCentralIndexKey	0000831114
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 13, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jan. 13, 2012
ROBECO BP SMALL CAP VALUE II (First Prospectus Summary) | ROBECO BP SMALL CAP VALUE II | INSTITUTIONAL
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BPSIX
ROBECO BP ALL-CAP VALUE FUND (First Prospectus Summary) | ROBECO BP ALL-CAP VALUE FUND | INSTITUTIONAL
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BPAIX
ROBECO BP LONG/SHORT EQUITY FUND (First Prospectus Summary) | ROBECO BP LONG/SHORT EQUITY FUND | INSTITUTIONAL
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BPLSX
Robeco Boston Partners Long/Short Research Fund (First Prospectus Summary) | Robeco Boston Partners Long/Short Research Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BPIRX
ROBECO WPG SMALL/MICRO CAP VALUE FUND (Prospectus Summary) | ROBECO WPG SMALL/MICRO CAP VALUE FUND | INSTITUTIONAL
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WPGTX
Robeco Boston Partners Global Equity Fund (First Prospectus Summary) | Robeco Boston Partners Global Equity Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BPGIX
Robeco Boston Partners International Equity Fund (First Prospectus Summary) | Robeco Boston Partners International Equity Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BPQIX
ROBECO BP SMALL CAP VALUE II (Second Prospectus Summary) | ROBECO BP SMALL CAP VALUE II | INVESTOR
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BPSCX
ROBECO BP ALL-CAP VALUE FUND (Second Prospectus Summary) | ROBECO BP ALL-CAP VALUE FUND | INVESTOR
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BPAVX
ROBECO BP LONG/SHORT EQUITY FUND (Second Prospectus Summary) | ROBECO BP LONG/SHORT EQUITY FUND | INVESTOR
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BPLEX
Robeco Boston Partners Long/Short Research Fund (Second Prospectus Summary) | Robeco Boston Partners Long/Short Research Fund | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BPRRX
Robeco Boston Partners Global Equity Fund (Second Prospectus Summary) | Robeco Boston Partners Global Equity Fund | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BPGRX
Robeco Boston Partners International Equity Fund (Second Prospectus Summary) | Robeco Boston Partners International Equity Fund | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BPQRX